S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 20, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date hereof, other than Mr. Maggard, no other person has a direct or indirect material interest in our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Maggard
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	9.90%